LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES - Schedule of Information on Liability for Unpaid Claims (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Policy and contract claims, beginning	$ 7,288	$ 1,786	$ 1,706
Less: Unpaid claims balance, beginning – long-duration	198	217	210
Gross unpaid claims balance, beginning – short-duration	7,090	1,569	1,496
Less: Reinsurance recoverables, beginning	3,045	305	281
Foreign currency translation	1	4	0	$ 0
Net unpaid claims balance, beginning – short-duration	4,041	1,264	1,215
Acquisition from business combination, net of reinsurance	1	2,735	0
Add: incurred related to
Current accident year	2,198	1,653	831
Prior accident years	162	(80)	(31)
Total incurred claims	2,360	1,573	800
Less: paid claims related to
Current accident year	853	998	555
Prior accident years	1,258	533	196
Total paid claims	2,111	1,531	751
Add: measurement period adjustment	65	0	0
Net unpaid claims balance, ending – short-duration	4,356	4,041	1,264
Add: Reinsurance recoverables, ending	3,083	3,045	305
Gross unpaid claims balance, ending – short-duration	7,440	7,090	1,569
Add: Unpaid claims balance, ending – long duration	219	198	217
Policy and contract claims, ending	$ 7,659	$ 7,288	$ 1,786